Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
REX AI Equity Premium Income ETF
Shareholder Report [Line Items]
Fund Name	REX AI Equity Premium Income ETF
Class Name	REX AI Equity Premium Income ETF
Trading Symbol	AIPI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the REX AI Equity Premium Income ETF for the period of June 3, 2024 (inception) to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/aipi/. You can also contact us at (844) 802-4004.
Additional Information Phone Number	(844) 802-4004
Additional Information Website	www.rexshares.com/aipi/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX AI Equity Premium Income ETF	$35¹	0.65%²
¹	Costs are for the period of June 3, 2024 to November 30, 2024. Costs for a full semi-annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 35	[1]
Expense Ratio, Percent	0.65%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of June 3, 2024 to November 30, 2024. Costs for a full semi-annual period would be higher.
Net Assets	$ 141,621,000
Holdings Count | Holdings	129
Advisory Fees Paid, Amount	$ 148,315
Investment Company, Portfolio Turnover	46.21%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)

Net Assets (Thousands)	$141,621
Number of Holdings	129
Total Advisory Fee Paid	$148,315
Portfolio Turnover Rate	46.21%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of November 30, 2024) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Palantir Technologies Inc.	13.78%
CrowdStrike Holdings, Inc.	9.69%
Nvidia Corp.	9.27%
Arm Holdings plc	7.15%
Super Micro Computer, Inc.	3.41%
Datadog, Inc. Class A	3.23%
Salesforce, Inc.	3.05%
ServiceNow, Inc.	3.02%
International Business Machines Corp.	2.97%
Cadence Design Systems	2.96%

[1]	Costs are for the period of June 3, 2024 to November 30, 2024. Costs for a full semi-annual period would be higher.
[2]	Annualized.